SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Granted	1,979,910
Number of options - Exercised	17,977,348
Number of options - Ending Balance	8,473,127	24,470,565
Number of options - Options vested and expected to vest	8,473,127
Number of options - Options exercisable	1,091,947
Weighted average exercise price - Granted	¥ 0.01
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0.01
Weighted average grant date fair value - Granted	¥ 72.12
Weighted average grant date fair value - Exercised	1.47
Weighted average grant date fair value - Ending Balance	¥ 23.96	¥ 3.54
Weighted average grant date fair value - Options vested and expected to vest	23.96
Weighted average grant date fair value - Options exercisable	¥ 12.21
Weighted average remaining contractual term (years)	8 years 7 months 13 days	8 years 4 months 9 days
Weighted average remaining contractual term (years) - Options vested and expected to vest	8 years 7 months 13 days
Weighted average remaining contractual term (years) - Options exercisable	8 years 10 months 24 days
Aggregate intrinsic value - Ending Balance	¥ 1,934,139	¥ 310,213
Aggregate intrinsic value - Options vested and expected to vest	1,934,139
Aggregate intrinsic value - Options exercisable	¥ 249,256